Investments in associates (Details 4) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Investments in associates [Line Items]
Current assets	$ 701,862	$ 501,928
Non-current assets	3,630,951	3,764,487
Current liabilities	521,194	445,125
Non-current liabilities	747,992	774,077
Shareholders’ equity, reported	3,063,627	3,047,213	$ 3,389,236	$ 3,762,125
Investments in associates	1,536,887	1,536,607	2,043,983
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Investments in associates [Line Items]
Current assets	1,563,874	1,218,508
Non-current assets	6,127,133	6,417,115
Current liabilities	(510,790)	(293,631)
Non-current liabilities	(1,991,055)	(2,502,711)
Shareholders’ equity, reported	5,189,162	4,839,281	$ 4,498,374	$ 4,465,090
Group’s interest (19.584%)	1,016,245	947,725
Goodwill	107,763	107,763
Investments in associates	$ 1,124,008	$ 1,055,488